Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001600600
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000141380
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	Investor Class
Trading Symbol	PRCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Investor Class	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, our selection in the wireless communications segment contributed, partly due to Asurion, the leading provider of mobile protection services. Asurion’s contracts with Verizon and AT&T, which were extended through year-end 2031, and its growing connected home business, provide reasonable earnings visibility, in our view. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, the information technology segment detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence technology hampered the performance of several issuers including, Qlik Technologies, which offers business intelligence and analytics. Sabre, a technology solutions provider to the global travel and tourism industry, held back relative gains in the services segment.

  The fund seeks a combination of long-term capital appreciation and high income. Over the period, we selectively added to credits where our analysts saw credible takeout optionality as we continued to believe that mergers and acquisitions will remain an ongoing theme across our markets. We also found value in new issues and continued to emphasize shorter duration, higher-carry ideas.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,570	10,232	10,582
2016	10,827	9,908	10,643
2017	11,292	10,008	11,156
2017	11,444	10,158	11,357
2017	11,602	10,283	11,494
2017	11,681	10,227	11,617
2018	11,748	10,059	11,622
2018	11,768	10,120	11,624
2018	11,947	10,175	11,885
2018	11,819	10,089	11,659
2019	12,225	10,378	12,123
2019	12,462	10,768	12,264
2019	12,853	11,210	12,665
2019	12,967	11,178	12,787
2020	12,888	11,590	12,863
2020	12,611	11,781	12,424
2020	13,259	11,936	13,254
2020	13,656	11,992	13,704
2021	14,010	11,750	14,060
2021	14,289	11,734	14,276
2021	14,583	11,925	14,597
2021	14,493	11,854	14,426
2022	14,409	11,440	14,149
2022	13,801	10,769	13,523
2022	13,422	10,552	13,049
2022	13,469	10,332	13,135
2023	13,859	10,328	13,378
2023	13,855	10,538	13,530
2023	14,444	10,426	13,987
2023	14,766	10,454	14,276
2024	15,311	10,671	14,851
2024	15,514	10,676	15,049
2024	16,117	11,187	15,739
2024	16,434	11,173	16,090
2025	16,703	11,291	16,349
2025	16,894	11,258	16,451
2025	17,477	11,538	17,039
2025	17,664	11,809	17,305
2026	17,913	11,998	17,524
2026	18,175	11,836	17,696

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Credit Opportunities Fund (Investor Class)	7.59%	4.93%	6.16%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 395,564,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 1,552,000
InvestmentCompanyPortfolioTurnover	36.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$395,564 Number of Portfolio Holdings303
Holdings [Text Block]
Table Summary
Corporate Bonds	81.3%
Bank Loans	9.5
Securities Lending Collateral	2.0
Convertible Preferred Stocks	1.1
Preferred Stocks	1.1
Municipal Securities	0.6
Common Stocks	0.4
Convertible Bonds	0.3
Short-Term and Other	3.7

Largest Holdings [Text Block]
Table Summary
Vistra	2.9%
TransDigm	2.7
Navient	2.2
LifePoint Health	2.2
EchoStar	1.9
Hilcorp Energy I	1.7
Service Properties Trust	1.6
Venture Global LNG	1.5
Jane Street Group	1.4
Neptune Bidco U.S.	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141381
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	Advisor Class
Trading Symbol	PAOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - Advisor Class	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, our selection in the wireless communications segment contributed, partly due to Asurion, the leading provider of mobile protection services. Asurion’s contracts with Verizon and AT&T, which were extended through year-end 2031, and its growing connected home business, provide reasonable earnings visibility, in our view. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, the information technology segment detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence technology hampered the performance of several issuers including, Qlik Technologies, which offers business intelligence and analytics. Sabre, a technology solutions provider to the global travel and tourism industry, held back relative gains in the services segment.

  The fund seeks a combination of long-term capital appreciation and high income. Over the period, we selectively added to credits where our analysts saw credible takeout optionality as we continued to believe that mergers and acquisitions will remain an ongoing theme across our markets. We also found value in new issues and continued to emphasize shorter duration, higher-carry ideas.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,568	10,232	10,582
2016	10,810	9,908	10,643
2017	11,273	10,008	11,156
2017	11,434	10,158	11,357
2017	11,590	10,283	11,494
2017	11,665	10,227	11,617
2018	11,716	10,059	11,622
2018	11,733	10,120	11,624
2018	11,922	10,175	11,885
2018	11,777	10,089	11,659
2019	12,180	10,378	12,123
2019	12,412	10,768	12,264
2019	12,799	11,210	12,665
2019	12,895	11,178	12,787
2020	12,827	11,590	12,863
2020	12,547	11,781	12,424
2020	13,205	11,936	13,254
2020	13,581	11,992	13,704
2021	13,931	11,750	14,060
2021	14,205	11,734	14,276
2021	14,494	11,925	14,597
2021	14,400	11,854	14,426
2022	14,313	11,440	14,149
2022	13,704	10,769	13,523
2022	13,305	10,552	13,049
2022	13,361	10,332	13,135
2023	13,727	10,328	13,378
2023	13,737	10,538	13,530
2023	14,300	10,426	13,987
2023	14,596	10,454	14,276
2024	15,132	10,671	14,851
2024	15,329	10,676	15,049
2024	15,922	11,187	15,739
2024	16,231	11,173	16,090
2025	16,493	11,291	16,349
2025	16,677	11,258	16,451
2025	17,250	11,538	17,039
2025	17,430	11,809	17,305
2026	17,671	11,998	17,524
2026	17,925	11,836	17,696

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Credit Opportunities Fund (Advisor Class)	7.48%	4.76%	6.01%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 395,564,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 1,552,000
InvestmentCompanyPortfolioTurnover	36.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$395,564 Number of Portfolio Holdings303
Holdings [Text Block]
Table Summary
Corporate Bonds	81.3%
Bank Loans	9.5
Securities Lending Collateral	2.0
Convertible Preferred Stocks	1.1
Preferred Stocks	1.1
Municipal Securities	0.6
Common Stocks	0.4
Convertible Bonds	0.3
Short-Term and Other	3.7

Largest Holdings [Text Block]
Table Summary
Vistra	2.9%
TransDigm	2.7
Navient	2.2
LifePoint Health	2.2
EchoStar	1.9
Hilcorp Energy I	1.7
Service Properties Trust	1.6
Venture Global LNG	1.5
Jane Street Group	1.4
Neptune Bidco U.S.	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177210
Shareholder Report [Line Items]
Fund Name	Credit Opportunities Fund
Class Name	I Class
Trading Symbol	TCRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Opportunities Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Credit Opportunities Fund - I Class	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, our selection in the wireless communications segment contributed, partly due to Asurion, the leading provider of mobile protection services. Asurion’s contracts with Verizon and AT&T, which were extended through year-end 2031, and its growing connected home business, provide reasonable earnings visibility, in our view. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, the information technology segment detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence technology hampered the performance of several issuers including, Qlik Technologies, which offers business intelligence and analytics. Sabre, a technology solutions provider to the global travel and tourism industry, held back relative gains in the services segment.

  The fund seeks a combination of long-term capital appreciation and high income. Over the period, we selectively added to credits where our analysts saw credible takeout optionality as we continued to believe that mergers and acquisitions will remain an ongoing theme across our markets. We also found value in new issues and continued to emphasize shorter duration, higher-carry ideas.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	500,073	498,674	500,747
2/28/17	521,834	503,720	524,914
5/31/17	529,102	511,246	534,377
8/31/17	536,712	517,530	540,821
11/30/17	540,608	514,702	546,597
2/28/18	543,431	506,265	546,850
5/31/18	545,364	509,331	546,934
8/31/18	553,993	512,100	559,216
11/30/18	547,740	507,795	548,575
2/28/19	566,945	522,312	570,417
5/31/19	578,293	541,930	577,028
8/31/19	596,807	564,193	595,881
11/30/19	602,520	562,592	601,661
2/29/20	599,210	583,332	605,197
5/31/20	586,658	592,956	584,585
8/31/20	617,228	600,715	623,591
11/30/20	636,103	603,570	644,791
2/28/21	653,049	591,403	661,535
5/31/21	666,460	590,555	671,715
8/31/21	680,643	600,209	686,798
11/30/21	676,846	596,608	678,773
2/28/22	673,334	575,765	665,742
5/31/22	645,270	541,999	636,278
8/31/22	627,891	531,089	613,957
11/30/22	629,639	520,006	617,992
2/28/23	648,260	519,790	629,430
5/31/23	649,295	530,385	636,581
8/31/23	677,350	524,752	658,089
11/30/23	692,888	526,141	671,702
2/29/24	718,876	537,084	698,752
5/31/24	728,873	537,310	708,067
8/31/24	757,700	563,042	740,535
11/30/24	773,061	562,314	757,059
2/28/25	785,235	568,279	769,261
5/31/25	795,665	566,641	774,030
8/31/25	822,657	580,700	801,714
11/30/25	833,007	594,373	814,215
2/28/26	845,268	603,857	824,519
5/31/26	858,143	595,728	832,620

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 11/29/16
Credit Opportunities Fund (I Class)	7.85%	5.19%	5.85%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.86
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.51

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 395,564,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 1,552,000
InvestmentCompanyPortfolioTurnover	36.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$395,564 Number of Portfolio Holdings303
Holdings [Text Block]
Table Summary
Corporate Bonds	81.3%
Bank Loans	9.5
Securities Lending Collateral	2.0
Convertible Preferred Stocks	1.1
Preferred Stocks	1.1
Municipal Securities	0.6
Common Stocks	0.4
Convertible Bonds	0.3
Short-Term and Other	3.7

Largest Holdings [Text Block]
Table Summary
Vistra	2.9%
TransDigm	2.7
Navient	2.2
LifePoint Health	2.2
EchoStar	1.9
Hilcorp Energy I	1.7
Service Properties Trust	1.6
Venture Global LNG	1.5
Jane Street Group	1.4
Neptune Bidco U.S.	1.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless